Consolidated Statements of Cash Flows (Unaudited) (USD $) In Thousands, unless otherwise specified	6 Months Ended
	Jun. 30, 2012	Jun. 30, 2011
OPERATING ACTIVITIES
Net income	$ 33,618	$ 30,111
Adjustments to reconcile net income to net cash provided by operating activities
Depreciation and amortization	34,478	29,670
Write-off of intangible asset	0	3,979
Amortization of deferred financing cost	272	254
Amortization of deferred dry dock costs	25	35
Changes in operating assets and liabilities
Increase in restricted cash	(1)	(1)
Decrease/(increase) in accounts receivable	351	(2,996)
Decrease in prepaid expenses and other current assets	1,773	289
(Increase)/decrease in other long term assets	(318)	37
(Decrease)/increase in accounts payable	(456)	604
Increase in accrued expenses	982	443
Decrease in deferred voyage revenue	(3,110)	(4,257)
Increase in amounts due to related parties	4,883	3,702
Net cash provided by operating activities	72,497	61,870
INVESTING ACTIVITIES
Acquisition of vessels	(40,820)	(76,220)
Acquisition of intangibles	(18,681)	(43,780)
Deposit for vessel acquisitions	0	0
Net cash used in investing activities	(59,501)	(120,000)
FINANCING ACTIVITIES
Cash distribution paid	(51,752)	(45,840)
Net proceeds from issuance of general partner units	1,472	2,052
Proceeds from issuance of common units, net of offering costs	68,563	86,288
Proceeds from long term debt	0	35,000
Increase in restricted cash	(2,696)	(2,642)
Repayment of long-term debt and payment of principal	(35,600)	(14,600)
Debt issuance costs	0	(414)
Net cash (used in)/provided by financing activities	(20,013)	59,844
(Decrease)/increase in cash and cash equivalents	(7,017)	1,714
Cash and cash equivalents, beginning of period	48,078	51,278
Cash and cash equivalents, end of period	41,061	52,992
SUPPLEMENTAL DISCLOSURES OF CASH FLOW INFORMATION
Cash paid for interest	5,277	3,692
Non-cash investing and financing activities:
Issuance of common units to Navios Holdings related to the acquisition of the Navios Luz and the Navios Orbiter in May 2011	0	9,960
Due to Navios Holdings for the acquisition of Navios Buena Ventura in June 2012	$ 8,000	$ 0